Leases (Details)			12 Months Ended
	Apr. 20, 2014 USD ($)	Apr. 20, 2014 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)
Leases [Line Items]
Lease term of contract	20 years	20 years
Approximately of annual rent	$ 39,000	¥ 250,000
Operating lease expenses			$ 193,379	$ 201,176	$ 24,099
Leasehold Improvements [Member]
Leases [Line Items]
Investment on leasehold improvements			$ 790,000			¥ 5,000,000